Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2017	2018
	RMB	RMB
Online direct sales and online marketplace receivables	14,819,862	7,756,808
Advertising receivables	572,495	534,410
Logistics receivables	1,020,771	2,997,163
Accounts receivable	16,413,128	11,288,381
Allowance for doubtful accounts	(53,981)	(178,393)
Accounts receivable, net	16,359,147	11,109,988

Schedule of movements in the allowances for doubtful accounts

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	(38,633)	(36,993)	(53,981)
Additions	—	(16,988)	(124,412)
Reverse	1,640	—	—
Balance at end of the year	(36,993)	(53,981)	(178,393)